United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	November 10, 2005

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	September 30, 2005

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$111864
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107      563     9088 SH       SOLE                     9088
AMERICAN AXLE MFG              Common           024061103     7444   322530 SH       SOLE                   218616
CINTAS                         Common           172908105    16692   406618 SH       SOLE                   270675
GOLDEN WEST FINL CORP DEL      Common           381317106     9803   165065 SH       SOLE                   113193
ILLINOIS TOOL WORKS            Common           452308109     8289   100680 SH       SOLE                    70598
INTEL CORP                     Common           458140100    17643   715721 SH       SOLE                   496523
K SWISS INC CLASS A            Common           482686102     4625   156421 SH       SOLE                   107252
NEWS CORP CL A                 Common           652487802    17693  1134896 SH       SOLE                   802016
NEWS CORP CL B                 Common           652487703     2211   134020 SH       SOLE                    83820
PROGRESSIVE CORP    OHIO       Common           743315103    20451   195198 SH       SOLE                   138239
WILEY JOHN & SONS   INC CL A C Common           968223206     6450   154517 SH       SOLE                   105276